Taxes - Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	kr 23,438	kr 19,635
Tax value	5,190
2023 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	17
Tax value	3
2024 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	12
Tax value	2
2025 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	19
Tax value	6
2026 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	85
Tax value	22
2027 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	1,236
Tax value	317
2028 or later (also includes unlimited carry-forwards) [Member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	22,069
Tax value	kr 4,840